Consolidated Statements of Operations (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue
Operating expenses:
Research and development	(839,959)	(5,248,669)	(667,474)
General and administrative	(12,106,859)	(1,525,257)	(2,489,235)
Total operating expenses	(12,946,818)	(6,773,926)	(3,156,709)
Loss from operations	(12,946,818)	(6,773,926)	(3,156,709)
Other (expenses) income:
Loss on change in fair value of derivative liabilities	(7,954,970)	(12,877,675)	(3,688,353)
Interest income	1,411		12,753
Interest expense	(435,611)	(220,307)	(27,721)
Total other (expenses) income	(8,389,170)	(13,097,982)	(3,703,321)
Net loss	$ (21,335,988)	$ (19,871,908)	$ (6,860,030)
Net loss per common share - basic and diluted	$ (1.73)	$ (8.18)	$ (3.17)
Weighted average number of common shares outstanding - basic and diluted	12,332,331	2,429,267	2,166,498